COMMITMENTS AND CONTINGENCIES (Q3) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES [Line Items]
Tenant reimbursements	$ 189,136	$ 60,598	$ 98,329
Restricted cash	$ 2,410,951	$ 129,118	$ 113,362
Maximum
COMMITMENTS AND CONTINGENCIES [Line Items]
Shares authorized to be repurchased per month (as a percent)	2.00%	2.00%
Shares authorized to be repurchased per quarter (as a percent)	5.00%	5.00%
Building Improvements, Tenant Improvements And Leasing Commissions
COMMITMENTS AND CONTINGENCIES [Line Items]
Restricted cash	$ 2,271,462	$ 92,684